Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature
Sale of investments in associates	$ 60	$ 0	$ (11,830)
Adjust previous year application method of participation	0	0	(49)
Impairment of interests in associates	1,349	(2,009)	7,235
Sale of investments in joint ventures	0	0	(481)
Others	(1,292)	(629)	(188)
Total	$ 117	$ (2,638)	$ (5,313)